Stock Based Compensation Payments - Schedule of Stock Option Activity (Details) (10-K) - $ / shares	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of Options Outstanding and Exercisable
Number of Options Outstanding, Granted	300,000		3,290,000
Number of Options Outstanding, Exercised
Number of Options Outstanding, Expired
Number of Options Outstanding and Exercisable
Number of Options Outstanding, Ending	3,530,000		3,230,000
Number of Options Exercisable	2,233,045		1,800,000
Options Outstanding and Exercisable, Weighted average exercise price
Options Outstanding, Granted, Weighted average exercise price	$ 0.14		0.23
Options Outstanding, Exercised, Weighted average exercise price
Options Outstanding, Expired, Weighted average exercise price
Options Outstanding and Exercisable, Weighted average exercise price
Options Outstanding, Weighted average exercise price, Ending	0.11		0.10
Options Exercisable, Weighted average exercise price	$ 0.10		$ 0.23
Options Outstanding and Exercisable, Contractual Life		0 years	0 years
Options Outstanding, Granted, Contractual Life	10 years	0 years	6 years
Options Outstanding, Exercised, Contractual Life	0 years	0 years	0 years
Options Outstanding, Expired, Contractual Life	0 years	0 years	0 years
Options Outstanding and Exercisable, Contractual Life		0 years
Options Outstanding, Contractual Life, Ending	6 years 6 months		6 years
Options Exercisable, Contractual Life	5 years 6 months		5 years 9 months 18 days